Net Loss Per Share (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023
Net Loss Per Share (Details) [Line Items]
Anti-dilutive shares (in Shares)	41,115,187	49,030,000
Warrants, exercise price			$ 0.01
Heliogen, Inc. [Member]
Net Loss Per Share (Details) [Line Items]
Warrants, exercise price			$ 0.35	$ 0.35	$ 0.35
Class A Common Stock [Member]
Net Loss Per Share (Details) [Line Items]
Vote per share			one
Class V Common Stock [Member]
Net Loss Per Share (Details) [Line Items]
Vote per share			one